Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (4,404)	$ (3,185)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	118	119
Share-based compensation (Note 3)	315	327
Amortization of discount on straight loan received from commercial bank		12
Exchange rate differences on straight loan received from commercial bank		18
Decrease (increase) in trade receivables	166	283
Decrease (increase) in other current assets	(27)	(228)
Increase (decrease) in accounts payable	57	4
Increase (decrease) in deferred revenues	(5)	(14)
Increase (decrease) in other current liabilities	41	192
Net cash used in operating activities	(3,739)	(2,472)
Cash flows from investing activities:
Investment in short-term bank deposit	7,500	(7,600)
Purchase of property and equipment	(10)	(9)
Net cash used in investing activities	7,490	(7,609)
Cash flows from financing activities:
Repayment of principal relating to straight loan received from commercial bank		(129)
Proceeds received from exercise of options into shares (Note 3)		20
Net cash provided by (used in) financing activities		(109)
Change in cash, cash equivalents	3,751	(10,190)
Cash, cash equivalents at beginning of period	3,985	16,483
Cash, cash equivalents at end of period	7,736	6,293
Supplemental disclosure of cash flow information:
Interest paid		17
Interest received	260	206
Taxes paid	$ 15	$ 26